Contractual Obligations - Summary of Contractual Obligations (Detail) - SEK (kr) kr in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of Contractual Obligations [line items]
Other non-current liabilities		kr 755	kr 745
Trade payables		27,768	38,437
Contractual obligations [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	53,600	39,500
Lease obligations	[2]	8,600	10,600
Other non-current liabilities		700	700
Purchase obligations	[3]	19,300	21,100
Trade payables		27,800	38,400
Commitments for customer ﬁnance	[4]	37,000	54,100
Derivatives liabilities	[4]	1,800	2,600
Total		148,800	167,000
Contractual obligations [member] | 2023 [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	18,300	6,300
Lease obligations	[2]	2,600	3,000
Other non-current liabilities		0	0
Purchase obligations	[3]	18,400	17,800
Trade payables		27,800	38,400
Commitments for customer ﬁnance	[4]	27,300	44,300
Derivatives liabilities	[4]	1,300	900
Total		95,700	110,700
Contractual obligations [member] | Maturity between 1 and 3 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	4,900	12,900
Lease obligations	[2]	3,600	4,400
Other non-current liabilities		100	600
Purchase obligations	[3]	700	3,100
Trade payables		0	0
Commitments for customer ﬁnance	[4]	5,700	8,600
Derivatives liabilities	[4]	200	1,100
Total		15,200	30,700
Contractual obligations [member] | Maturity between 3 and 5 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	18,400	9,100
Lease obligations	[2]	1,300	2,100
Other non-current liabilities		600	0
Purchase obligations	[3]	200	200
Trade payables		0	0
Commitments for customer ﬁnance	[4]	4,000	1,200
Derivatives liabilities	[4]	300	600
Total		24,800	13,200
Contractual obligations [member] | 2028 and later [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	12,000	11,200
Lease obligations	[2]	1,100	1,100
Other non-current liabilities		0	100
Purchase obligations	[3]	0	0
Trade payables		0	0
Commitments for customer ﬁnance	[4]	0	0
Derivatives liabilities	[4]	0	0
Total		kr 13,100	kr 12,400

[1]	Current and non-current debt, including interest commitments.
[2]	Future lease obligations, nominal lease liability, see also note C3 “Leases.”
[3]	The amounts of purchase obligations are gross, before deduction of any related provisions.
[4]	See also note F1 “Financial risk management.”